SEGMENT REPORTING (Details)		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Segment Reporting [Line Items]
Total Revenue		$ 36,767,647	¥ 5,978,787,041	¥ 5,488,810,821
Total Segment Profit		7,005,280	1,139,128,662	951,658,912
Corporate Expenses*	[1]	6,437,605	1,046,818,977	883,729,668
Consolidated Income from operations		567,675	92,309,685	67,929,244
Other Income / (Expenses), net		125,527	20,411,865	(19,375,906)
Income Tax Expense		(219,204)	(35,644,710)	5,152,860
Consolidated Net Income		473,998	77,076,840	53,706,198
Sports School Business [Member]
Segment Reporting [Line Items]
Total Revenue		25,512,069	4,148,517,523	3,937,704,322
Salaries and welfare expenses (SSE)		10,342,252	1,681,753,647	1,729,391,903
Other Expenses		9,838,230	1,599,794,457	1,362,689,842
Segment Profit		5,331,587	866,969,419	845,622,577
Social Business [Member]
Segment Reporting [Line Items]
Total Revenue		11,255,578	1,830,269,518	1,551,106,499
Salaries and welfare expenses (SSE)		8,172,518	1,328,933,142	979,913,683
Other Expenses		1,409,367	229,177,133	465,156,481
Segment Profit		$ 1,673,693	¥ 272,159,243	¥ 106,036,335

[1]	Corporate expenses primarily consist of corporate administrative expenses and other general and administrative costs that are not allocated to segments for internal reporting purposes. Accordingly, reportable segment results are presented on a pre-allocation basis of such corporate overhead.